                             STAG VARIABLE LIFE LAST SURVIVOR II
                                    SEPARATE ACCOUNT VL II
                         HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                        P.O. BOX 2999
                               HARTFORD, CONNECTICUT 06104-2999
[LOGO]                            TELEPHONE: (800) 231-5453

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This Prospectus describes information you should know before you purchase the
Stag Variable Life Last Survivor II variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor II is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

X Last survivor, because we pay a death benefit after the death of the last surviving insured.

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.

The following Sub-Accounts are available under the policy:

                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Hartford Advisers Fund Sub-Account            --   Class IA of Hartford Advisers HLS Fund, Inc.
Hartford Bond Fund Sub-Account                --   Class IA of Hartford Bond HLS Fund, Inc.
Hartford Capital Appreciation Fund            --   Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Sub-Account
Hartford Dividend and Growth Fund             --   Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Sub-Account
Hartford Growth and Income Fund Sub-Account   --   Class IA of Hartford Growth and Income HLS Fund of
                                                   Hartford Series Fund, Inc.
Hartford Index Fund Sub-Account               --   Class IA of Hartford Index HLS Fund, Inc.
Hartford International Advisers Fund          --   Class IA of Hartford International Advisers HLS Fund, Inc.
  Sub-Account
Hartford International Opportunities Fund     --   Class IA of Hartford International Opportunities HLS Fund,
  Sub-Account                                      Inc.
Hartford MidCap Fund Sub-Account              --   Class IA of Hartford MidCap HLS Fund, Inc.
Hartford Mortgage Securities Fund             --   Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Sub-Account
Hartford Money Market Fund Sub-Account        --   Class IA of Hartford Money Market HLS Fund, Inc.
Hartford Small Company Fund Sub-Account       --   Class IA of Hartford Small Company HLS Fund, Inc.
Hartford Stock Fund Sub-Account               --   Class IA of Hartford Stock HLS Fund, Inc.
Putnam VT Asia Pacific Growth Fund            --   Class IA of Putnam VT Asia Pacific Growth Fund of the
  Sub-Account                                      Putnam Variable Trust
Putnam VT Diversified Income Fund             --   Class IA of Putnam VT Diversified Income Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT Global Asset Allocation Fund        --   Class IA of Putnam VT Global Asset Allocation Fund of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Global Growth Fund Sub-Account      --   Class IA of Putnam VT Global Growth Fund of Putnam
                                                   Variable Trust
Putnam VT Growth and Income Fund Sub-Account  --   Class IA of Putnam VT Growth and Income Fund of Putnam
                                                   Variable Trust
Putnam VT Health Sciences Fund Sub-Account    --   Class IA of Putnam VT Health Sciences Fund of Putnam
                                                   Variable Trust
Putnam VT High Yield Fund Sub-Account         --   Class IA of Putnam VT High Yield Fund of Putnam Variable
                                                   Trust
Putnam VT Income Fund Sub-Account (formerly   --   Class IA of Putnam VT Income Fund of Putnam Variable Trust
  known as Putnam VT U.S. Government and
  High Quality Bond Fund Sub-Account)
Putnam VT International Growth Fund           --   Class IA of Putnam VT International Growth Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT International Growth and Income     --   Class IA of Putnam VT International Growth and Income Fund
  Fund Sub-Account                                 of Putnam Variable Trust

                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Putnam VT International New Opportunities     --   Class IA of Putnam VT International New Opportunities Fund
  Fund Sub-Account                                 of Putnam Variable Trust
Putnam VT Investors Fund Sub-Account          --   Class IA of Putnam VT Investors Fund of Putnam Variable
                                                   Trust
Putnam VT Money Market Fund Sub-Account       --   Class IA of Putnam VT Money Market Fund of Putnam Variable
                                                   Trust
Putnam VT New Opportunities Fund Sub-Account  --   Class IA of Putnam VT New Opportunities Fund of Putnam
                                                   Variable Trust
Putnam VT New Value Fund Sub-Account          --   Class IA of Putnam VT New Value Fund of Putnam Variable
                                                   Trust
Putnam VT OTC & Emerging Growth Fund          --   Class IA of Putnam VT OTC & Emerging Growth Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT The George Putnam Fund of Boston    --   Class IA of Putnam VT The George Putnam Fund of Boston of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Utilities Growth and Income Fund    --   Class IA of Putnam VT Utilities Growth and Income Fund of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Vista Fund Sub-Account              --   Class IA of Putnam VT Vista Fund of Putnam Variable Trust
Putnam VT Voyager Fund Sub-Account            --   Class IA of Putnam VT Voyager Fund of Putnam Variable
                                                   Trust
Fidelity VIP Equity-Income Portfolio          --   Fidelity VIP Equity-Income Portfolio of Variable Insurance
  Sub-Account                                      Products Fund
Fidelity VIP Overseas Portfolio Sub-Account   --   Fidelity VIP Overseas Portfolio of Variable Insurance
                                                   Products Fund
Fidelity VIP II Asset Manager Portfolio       --   Fidelity VIP II Asset Manager Portfolio of Variable
  Sub-Account                                      Insurance Products Fund II

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commissions' website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 SUMMARY OF BENEFITS AND RISKS.........................................    4
 FEE TABLES............................................................    5
 ABOUT US..............................................................    7
   Hartford Life and Annuity Insurance Company.........................    7
   Separate Account VL II..............................................    7
   The Funds...........................................................    7
 CHARGES AND DEDUCTIONS................................................   11
 YOUR POLICY...........................................................   12
 PREMIUMS..............................................................   15
 DEATH BENEFITS AND POLICY VALUES......................................   16
 MAKING WITHDRAWALS FROM YOUR POLICY...................................   17
 LOANS.................................................................   18
 LAPSE AND REINSTATEMENT...............................................   18
 TAXES.................................................................   20
 LEGAL PROCEEDINGS.....................................................   23
 OTHER MATTERS.........................................................   23
 GLOSSARY OF SPECIAL TERMS.............................................   25
 WHERE YOU CAN FIND MORE INFORMATION...................................   26

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                              SUMMARY OF BENEFITS
                                   AND RISKS

                            BENEFITS OF YOUR POLICY

    FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

    DEATH BENEFIT -- While the policy is inforce and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

X  LEVEL OPTION: The death benefit equals the current Face Amount.

X RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;

X RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $2.5 million.

    The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

    DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

    When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.

    INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 36 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

    PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

    RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

    WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

    LOANS -- You may take a loan on the policy. The policy secures the loan.

    SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

    OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

                        WHAT DOES YOUR PREMIUM PAY FOR?

    Your premium pays for three things. It pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

                              RISKS OF YOUR POLICY

    INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

    UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

    RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

    WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

    TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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number and frequency of transfers among your investment options and the Fixed
Account.

    LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

    ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

                                   FEE TABLES

    The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

                                TRANSACTION FEES

                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------------------------------------------------------------------------------------------------------------------
 Sales Charge            When you pay premium.               6% of premium                                      All
 Premium Tax Charge      When you pay premium.               A percent of premium which varies                  All
                                                             by your state and municipality of
                                                             residence. The range of premium
                                                             tax charge is generally between 0%
                                                             and 4%.
                                                             This rate will change if your
                                                             state or municipality changes its
                                                             premium tax charges. It may change
                                                             if you change your state or
                                                             municipality of residence.
 ----------------------------------------------------------------------------------------------------------------------------------
 Surrender Charges       When you surrender your policy.     Surrender charge varies by policy   Policies surrendered during the
                         When you make certain Face Amount   year and equals a percentage times  first nine policy years.
                         decreases.                          the sum of two components: the      Policies where the Face Amount is
                         When you take certain withdrawals.  sales surrender charge and the      reduced below the initial Face
                                                             underwriting surrender charge. The  Amount during the first nine
                                                             sales surrender charge equals the   policy years.
                                                             Death Benefit Guarantee Premium.
                                                             The underwriting surrender charge
                                                             equals $1 per $1000 of initial
                                                             face amount, but is at least $500
                                                             and no more than $3000.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------------------------------------------------------------------------------------------------------------------
                                                             The percentage by policy years is
                                                             as follows:
                                                             Policy
                                                             Year               Percentage
                                                             1                        70%
                                                             2                        70%
                                                             3                        70%
                                                             4                        60%
                                                             5                        50%
                                                             6                        40%
                                                             7                        30%
                                                             8                        20%
                                                             9                        10%
                                                             10 and after              0%
 ----------------------------------------------------------------------------------------------------------------------------------
 Face Amount             Each month for 12 months beginning  1/12 of $1 per month per thousand   Policies where the owner has made
 Increase Fee            on the effective date of any        of Face Amount increase.            an unscheduled increase.
                         unscheduled increase in Face        Monthly fees charged will not be
                         Amount you request.                 less than 1/12 of $500 and will
                                                             not exceed 1/12 of $3,000.
 ----------------------------------------------------------------------------------------------------------------------------------
 Transfer Fees           When you make a transfer after the  $25 per transfer.                   Those policies with more than one
                         first transfer in any month.                                            transfer per month.
 ----------------------------------------------------------------------------------------------------------------------------------
 Withdrawal Fee          When you take a withdrawal.         $10 per withdrawal.                 Those policies where the owner has
                                                                                                 made a withdrawal.

    The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                   CHARGES OTHER THAN FUND OPERATING EXPENSES

                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------------------------------------------------------------------------------------------------------------------
 Cost of Insurance                    Monthly.               The charge is the maximum cost of                  All
 Charges                                                     insurance rate times the net
                                                             amount at risk. Maximum cost of
                                                             insurance rates are
                                                             individualized, depending on the
                                                             insureds' issue ages, sexes,
                                                             insurance classes, substandard
                                                             ratings, and age of the policy.
 ----------------------------------------------------------------------------------------------------------------------------------
 Mortality and Expense                Monthly.               Per the Sub-Account accumulated                    All
 Risk Charge                                                 value:
                                                             - 1/12 of 0.75% per month for
                                                               policy years 1-10.
                                                             - 1/12 of 0.60% per month after
                                                               the 10th policy year.
                                                             Per $1000 of initial Face Amount
                                                             during the first 10 policy years:
                                                             - individualized based on issue
                                                               ages and Death Benefit Guarantee
                                                               Amount.
 ----------------------------------------------------------------------------------------------------------------------------------
 Administrative Charge                Monthly.               Years 1-5:                                         All
                                                             $30
                                                             Years 6+:
                                                             $10
 ----------------------------------------------------------------------------------------------------------------------------------
 Rider Charges                        Monthly.               Individualized based on optional    Only those policies with benefits
                                                             rider selected.                     provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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    The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES

                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------------------------------------------------------------------------------------------------------------------
 Management Fees         Daily net asset values of a Fund              0.382% - 1.20%            All policies, for those Sub-
                         reflect Management Fees already                                         Accounts selected by you.
                         deducted from assets of the Fund.
 ----------------------------------------------------------------------------------------------------------------------------------
 Other Expenses          Daily net asset values of a Fund             0.018% - 0.420%            All policies, for those Sub-
                         reflect Other Expenses already                                          Accounts selected by you.
                         deducted from the assets of the
                         Fund.
 ----------------------------------------------------------------------------------------------------------------------------------
 Total Fund Annual       Total of Management Fees and Other            0.401% - 1.62%            All policies, for those Sub-
 Expenses                Expenses shown above. Daily net                                         Accounts selected by you.
                         asset values of a Fund reflect
                         Total Fund Annual Operating
                         Expenses already deducted from
                         assets of the Fund.

                                    ABOUT US

                           HARTFORD LIFE AND ANNUITY
                               INSURANCE COMPANY

    Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD RATINGS

                        EFFECTIVE
                         DATE OF
RATING AGENCY            RATING         RATING            BASIS OF RATING
--------------------  -------------     ------     ------------------------------
A.M. Best and
Company, Inc........       1/1/99             A+   Financial performance
Standard & Poor's...       6/1/98            AA    Insurer financial strength
Duff & Phelps.......     12/21/98            AA+   Claims paying ability

                             SEPARATE ACCOUNT VL II

    The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay you insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

                                   THE FUNDS

    The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are described in the prospectuses for the Funds, which are attached to this Prospectus, and the Funds' Statements of Additional Information, which may be ordered from us. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. All Funds may not be available in all states.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    You may also allocate some or all of your premium payments to the "Fixed
Account," which pays a declared interest rate. See "The Fixed Account."

    HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

    HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

    HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

    HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

    HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

    HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

    HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

    HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

    HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

    HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

    HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.

    HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within a range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

    HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital by investing primarily in equity securities. Sub-advised by Wellington Management.

    PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

    PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

    PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE AND ANNUITY INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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    PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

    PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation through a globally diversified portfolio of common stocks.

    PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

    PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.

    PUTNAM VT HIGH YIELD FUND -- Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

    PUTNAM VT INCOME FUND (FORMERLY KNOWN AS PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND) -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.

    PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

    PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

    PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

    PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

    PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

    PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

    PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

    PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

    PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

    PUTNAM VT VISTA FUND -- Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

    PUTNAM VT VOYAGER FUND -- Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

    FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio Manager will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

    FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

    FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

    INVESTMENT ADVISERS -- HL Investment Advisors, LLC is investment adviser for the Hartford Funds. Wellington Management Company, LLP ("Wellington Management") is investment sub-adviser for Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Growth and Income HLS Fund, Hartford International Advisers HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., and Hartford Stock HLS Fund, Inc. The Hartford Investment Management Company, Inc. ("HIMCO") is investment sub-adviser for Hartford Bond HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., and Hartford Money Market HLS Fund, Inc. Each Hartford Fund, except for the Hartford Growth and Income HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Growth and Income HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

    Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Putnam Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

    Fidelity Management & Research Company is investment adviser for the Fidelity VIP Funds.

    MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

    VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

                               THE FIXED ACCOUNT

    You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

    The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

                             CHARGES AND DEDUCTIONS

                            DEDUCTIONS FROM PREMIUM

    Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

    FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 6% of premium.

    PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

                         DEDUCTIONS FROM ACCOUNT VALUE

    MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

(1) the charge for the cost of insurance;

(2) the monthly administrative charge;

(3) the mortality and expense risk charge;

(4) any Face Amount increase fee;

(5) any charges for additional benefits provided by rider;

    Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

    COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

 (i) the cost of insurance rate per $1,000, multiplied by

 (ii) the amount at risk, divided by

(iii) $1,000.

    On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

    Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

    Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

    Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

    MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 years of the policy, the charge is $30 per month. After 5 years, the charge is $10 per month.

    MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

    (i) the monthly accumulated value mortality and expense risk rate; multiplied by

    (ii) the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

   and

(b) equals:

    (i) the monthly mortality and expense risk rate per $1,000; multiplied by

    (ii) the initial Face Amount; divided by

   (iii) $1,000.

    During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. Thereafter, the maximum is 1/12 of 0.60% per month.

    During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.

    The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

    FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

    RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy-Supplemental Benefits."

    SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

    The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

    The percentage by policy years is as follows:

          POLICY YEAR       PERCENTAGE
          ------------      -----
               1             70%
               2             70%
               3             70%
               4             60%
               5             50%
               6             40%
               7             30%
               8             20%
               9             10%
          10 and after        0%

                             CHARGES FOR THE FUNDS

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

                                  YOUR POLICY

                                CONTRACT RIGHTS

    POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

    BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.

    ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

    STATEMENTS -- We will send you a statement at least once each year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c) the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

(e) any other information required by the Insurance Department of the state where your policy was delivered.

                              CONTRACT LIMITATIONS

    ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

    TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

    You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

    TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

    DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

                    CHANGES TO CONTRACT OR SEPARATE ACCOUNT

    MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

    SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

    CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

    SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

                                 OTHER BENEFITS

    DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

    You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

    The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

    SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- LAST SURVIVOR EXCHANGE OPTION RIDER. We will exchange your policy for two individual policies on the life of each insured, subject to the conditions stated in the rider.

- ESTATE PROTECTION RIDER. We will pay a term insurance benefit upon receipt of due proof of the last surviving insured's death while your policy and rider are in force, subject to the conditions stated in the rider.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER. While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

    SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- Interest Income

    Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

  Life Annuity -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

  Life Annuity with 120 Monthly Payments Certain -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

    The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

    The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Other arrangements for income payments may be agreed upon.

    BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

    If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

    At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance

- any loans will continue to accrue interest and become part of Indebtedness

- no future Monthly Deduction Amounts will be deducted

- no further premium payments will be accepted.

    All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

    Otherwise, the policy will terminate on the scheduled maturity date.

                              CLASS OF PURCHASERS

    REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

                                    PREMIUMS

    APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

    Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

    PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

    Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

    After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

    You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

    ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

    We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

    You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

    You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

    ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

    The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

    ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

    All valuations in connection with a policy, e.g., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

    ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

    The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

    A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

    We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

                               DEATH BENEFITS AND
                                 POLICY VALUES

    DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

    DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

1.  Under Option A, the current Face Amount.

2. Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

3. Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $2.5 million.

    DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

    MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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multiplied by the minimum death benefit percentage for the then current year.
This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value..........................      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................       Level       Level

    In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

    UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

    We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

    All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

    The surrender charge assessed will be:

(a) the surrender charge applicable to the then current policy year, if any; multiplied by

(b) the percentage described below.

    The percentage will be determined by:

 (i) subtracting the new Face Amount from the lowest previous Face Amount; and

 (ii) dividing that difference by the lowest previous Face Amount.

    The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

    CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

                            MAKING WITHDRAWALS FROM
                                  YOUR POLICY

    SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

    WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

                                     LOANS

    AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

    Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

    If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

    PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

    LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

    EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

    CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

    INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

    POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                               INTEREST RATE
  DURING POLICY           PORTION OF              CHARGED
      YEARS              INDEBTEDNESS        EQUALS 3.5% PLUS:
------------------  ----------------------  --------------------
       1-10                  All                     2%
   11 and later           Preferred                  0%
                        Non-Preferred                1%

                            LAPSE AND REINSTATEMENT

    During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

    During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

    During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

    If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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first day the policy goes into default, at your last know address, and to any assignee of record.

    GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

    DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

    The Death Benefit Guarantee is available so long as:

(a) the policy is in the Death Benefit Guarantee Period; and

(b) on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

    The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In Massachusetts, the maximum length of the Death Benefit Guarantee Period is five (5) years. The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

    If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

(a) all riders will terminate;

(b) the Death Benefit Option becomes Level;

(c) The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

(d) Any future scheduled increases in the Face Amount will be canceled.

    The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

    As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

    If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

    DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

    The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

    REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

(a) the insureds alive at the end of the grace period are also alive on the date of reinstatement;

(b) You make your request in writing within five years from the date the policy lapsed;

(c) You submit to us satisfactory evidence of insurability;

(d) any policy Indebtedness is repaid or carried over to the reinstated policy; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

    The Account Value on the reinstatement date will reflect:

(a) the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

(d) the Surrender Charge at the time of reinstatement.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

                                     TAXES

                                    GENERAL

    Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

    Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

                              TAXATION OF HARTFORD
                            AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

    For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

    Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

    During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

    The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

    The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          DIVERSIFICATION REQUIREMENTS

    The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

    Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

    If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the contract is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

    Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (for
1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

    If the policy owner (whether or not he or she is an Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                        LIFE INSURANCE PURCHASED FOR USE
                          IN SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which the Separate Account is a party.

                                 OTHER MATTERS

                                   YEAR 2000

    IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

    The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

    YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

    RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

    Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                           GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness

CASH VALUE: the Account Value less any applicable Surrender Charges

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                      WHERE YOU CAN FIND MORE INFORMATION

    You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

    We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

                                     PART B

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                             SEPARATE ACCOUNT VL II

    This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 3, 1999
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 1999

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY.......................................     3
 SERVICES..............................................................     6
 EXPERTS...............................................................     6
 DISTRIBUTION OF THE POLICIES..........................................     6
 ADDITIONAL INFORMATION ABOUT CHARGES..................................     7
 ILLUSTRATION OF BENEFITS..............................................     8
 FINANCIAL STATEMENTS..................................................  SA-1

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

                              GENERAL INFORMATION
                                  AND HISTORY

    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.
    Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

    The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Wendell J. Bossen            Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                      Insurance Company; Vice President (1992-Present), Hartford
                                                                      Life Insurance Company; President (1992-Present),
                                                                      International Corporate Marketing Group, Inc.

Gregory A. Boyko             Senior Vice President,                 Vice President & Controller (1995-1997), Hartford Life Insurance
                             Director, 1997*                          Company; Director (1997-Present); Senior Vice President
                                                                      (1997-Present), Chief Financial Officer & Treasurer
                                                                      (1997-1998); Vice President & Controller (1995-1997), Hartford
                                                                      Life and Accident Insurance Company; Director (1997-Present);
                                                                      Senior Vice President, Chief Financial Officer & Treasurer
                                                                      (1997-Present); Vice President and Controller (1995-1997),
                                                                      Hartford Life Insurance Company; Senior Vice President, Chief
                                                                      Financial Officer & Treasurer (1997-Present), Hartford Life,
                                                                      Inc.; Chief Financial Officer (1994-1995), IMG American Life;
                                                                      Senior Vice President (1992-1994), Connecticut Mutual Life
                                                                      Insurance Company.

Peter W. Cummins             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice President,
                                                                      (1997-Present); Vice President (1989-1997), Hartford Life and
                                                                      Accident Insurance Company; Senior Vice President
                                                                      (1997-Present); Vice President (1989-1997); Senior Vice
                                                                      President (1997-Present); Vice President (1989-1997), Hartford
                                                                      Life Insurance Company.

Timothy M. Fitch             Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present); Assistant
                             Actuary, 1997                            Vice President (1992-1995), Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-Present); Actuary
                                                                      (1994-Present); Assistant Vice President (1992-1995), Hartford
                                                                      Life Insurance Company.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Mary Jane B. Fortin          Vice President & Chief   Accounting    Vice President & Chief Accounting Office (1998-Present),
                             Officer, 1998                            Hartford Life Insurance Company; Vice President & Chief
                                                                      Accounting Officer, (1998-Present), Royal Life Insurance
                                                                      Company of America; Vice President & Chief Accounting Officer
                                                                      (1998-Present) Alpine Life Insurance Company; Chief Accounting
                                                                      Officer (1997-Present), Hartford Life, Inc.; Director, Finance
                                                                      (1995-1997), Value Health, Inc.; Senior Manager (1993-1995),
                                                                      Coopers and Lybrand; Audit Manager (1993-1996) Arthur Andersen
                                                                      & Co.

David T. Foy                 Senior Vice President &                Senior Vice President (1998-Present), Vice President (1998),
                             Treasurer, 1998                          Assistant Vice President (1995-1998), Hartford; Senior Vice
                                                                      President (1998-Present), Hartford Life and Accident Insurance
                                                                      Company; Director, Strategic Planning Corporate Finance
                                                                      (1995-1996), IA Product Development (1994-1995), Hartford;
                                                                      Various Actuarial Roles (1989-1993) Milliman & Robertson.

Lynda Godkin                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995), Hartford;
                             General Counsel, 1996                    Director (1997-Present); Senior Vice President (1997-Present);
                             Corporate Secretary, 1996                General Counsel (1996-Present); Corporate Secretary
                             Director, 1997*                          (1995-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life and Accident Insurance Company;
                                                                      Senior Vice President (1997-Present); General Counsel
                                                                      (1996-Present); Corporate Secretary (1995-Present); Director
                                                                      (1997-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life Insurance Company; Vice President
                                                                      and General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady                Senior Vice President, 1998            Vice President (1994-1998), Hartford; Senior Vice President
                             Vice President, 1994                     (1998-Present); Vice President (1993-1997); Assistant Vice
                                                                      President (1987-1993), Hartford Life and Accident Insurance
                                                                      Company; Senior Vice President (1998-Present); Vice President
                                                                      (1994-1997); Assistant Vice President (1987-1994), Hartford
                                                                      Life Insurance Company.

Stephen T. Joyce             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant Vice
                                                                      President (1994-1997), Hartford Life and Accident Insurance
                                                                      Company; Vice President (1997-Present); Assistant Vice
                                                                      President (1994-1997), Hartford Life Insurance Company.

Michael D. Keeler            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-1997), Providian
                                                                      Insurance; Supervisor/ Manager (1985-1995), U.S. West
                                                                      Communications.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Robert A. Kerzner            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                             Vice President, 1997                     (1994-1998), Hartford; Senior Vice President (1998-Present);
                                                                      Vice President (1994-1997); Regional Vice President
                                                                      (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                             Director, Individual Life and            Annuities (1991-1993), Hartford; Director (1994-Present);
                             Annuity Division, 1993                   Executive Vice President (1995-Present); Director, Individual
                             Director, 1994*                          Life and Annuity Division (1994-Present); Senior Vice
                                                                      President (1994-1995); Vice President (1989-1994); Actuary
                                                                      (1987-1997), Hartford Life and Accident Insurance Company;
                                                                      Director (1994-Present); Executive Vice President
                                                                      (1995-Present); Director, Individual Life and Annuity Division
                                                                      (1994-Present); Senior Vice President (1994-1995); Vice
                                                                      President (1989-1994); Actuary (1987-1995), Hartford Life
                                                                      Insurance Company; Executive Vice President, Individual Life
                                                                      and Annuities (1997-Present), Hartford Life, Inc.

Steven L. Matthieson         Vice President, 1984                   Director of New Business (1984-1997), Hartford.

Craig R. Raymond             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                             Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                      President (1997-Present); Chief Actuary (1995-Present); Vice
                                                                      President (1993-1997); Actuary (1990-1995), Hartford Life and
                                                                      Accident Insurance Company; Senior Vice President
                                                                      (1997-Present); Chief Actuary (1994-Present); Vice President
                                                                      (1993-1997); Assistant Vice President (1992-1993); Actuary
                                                                      (1989-1994), Hartford Life Insurance Company; Vice President
                                                                      and Chief Actuary (1997-Present), Hartford Life, Inc.

Lowndes A. Smith             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                             Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief Executive
                             Director, 1985*                          Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life and Accident Insurance Company; Director
                                                                      (1981-Present); President (1989-Present), Chief Executive
                                                                      Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life Insurance Company; Chief Executive Officer and
                                                                      President and Director (1997-Present), Hartford Life, Inc.

David M. Znamierowski        Senior Vice President, 1997            Vice President (1997) Senior Vice President (1997) Director,
                             Director, 1998                           Risk Management Strategy (1996) Director (1998), Hartford;
                                                                      Director (1998-Present); Senior Vice President (1997-Present);
                                                                      Hartford Life and Accident Insurance Company; Vice President,
                                                                      Investment Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                                      President, Investment Strategy & Policy (1991-1996), Aetna
                                                                      Life and Casualty.

---------

 * Denotes date of election to Board of Directors of Hartford.

** Affiliated Company of The Hartford Financial Services Group, Inc.

    Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

                                    SERVICES

    SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                                    EXPERTS

    INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

    ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Kenneth A. McCullum, FSA, MAAA, Assistant Vice President and Director, Individual Life Product Development, for Hartford, and are included in reliance upon his opinion as to their reasonableness.
                            DISTRIBUTION OF POLICIES

    Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

    During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

    The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITIONS AND OFFICES
-----------------------  ----------------------------------------
Lowndes A. Smith         President and Chief Executive Officer,
                          Director
Thomas M. Marra          Executive Vice President, Director
Peter W. Cummins         Senior Vice President
Lynda Godkin             Senior Vice President, General Counsel
                          and Corporate Secretary
Donald E. Waggaman, Jr.  Treasurer
George R. Jay            Controller

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION
                                 ABOUT CHARGES

    SALES LOAD -- The maximum sales load under the policy is 6% of premium in order to cover expenses related to the sale and distribution of the Policy.

    REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

    UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

    Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

    INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

    We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

    All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES

    The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.

    The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.

    The amounts shown for the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.71% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.71% average daily charge) of -0.71%, 5.29% and 11.29%, respectively.

    In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.

    The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

    Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.71% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             21,000        13,271          --       1,000,000       13,271          --       1,000,000
      2             43,050        26,731      12,233       1,000,000       26,232      11,735       1,000,000
      3             66,203        39,987      25,489       1,000,000       38,867      24,370       1,000,000
      4             90,513        53,035      40,609       1,000,000       51,154      38,727       1,000,000
      5            116,038        65,872      55,517       1,000,000       63,068      52,712       1,000,000

      6            142,840        78,742      70,457       1,000,000       74,814      66,529       1,000,000
      7            170,982        91,389      85,175       1,000,000       86,108      79,894       1,000,000
      8            200,531       103,805      99,663       1,000,000       96,889      92,747       1,000,000
      9            231,558       115,982     113,911       1,000,000      107,084     105,013       1,000,000
     10            264,136       127,906     127,906       1,000,000      116,606     116,606       1,000,000

     11            298,343       144,695     144,695       1,000,000      130,073     130,073       1,000,000
     12            334,260       161,236     161,236       1,000,000      142,654     142,654       1,000,000
     13            371,973       177,523     177,523       1,000,000      154,255     154,255       1,000,000
     14            411,571       193,540     193,540       1,000,000      164,773     164,773       1,000,000
     15            453,150       209,280     209,280       1,000,000      174,066     174,066       1,000,000

     16            496,807       224,726     224,726       1,000,000      181,940     181,940       1,000,000
     17            542,648       239,853     239,853       1,000,000      188,132     188,132       1,000,000
     18            590,780       254,636     254,636       1,000,000      192,293     192,293       1,000,000
     19            641,319       269,040     269,040       1,000,000      194,003     194,003       1,000,000
     20            694,385       283,023     283,023       1,000,000      192,791     192,791       1,000,000

     25          1,002,269       344,121     344,121       1,000,000      122,235     122,975       1,000,000
     30          1,395,216       374,604     374,604       1,000,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1             21,000        14,211          --     1,000,000       14,211          --       1,000,000
      2             43,050        29,467      14,969     1,000,000       28,941      14,444       1,000,000
      3             66,203        45,401      30,903     1,000,000       44,193      29,695       1,000,000
      4             90,513        62,037      49,611     1,000,000       59,964      47,537       1,000,000
      5            116,038        79,401      69,046     1,000,000       76,248      65,893       1,000,000

      6            142,840        97,774      89,490     1,000,000       93,280      84,995       1,000,000
      7            170,982       116,939     110,725     1,000,000      110,800     104,587       1,000,000
      8            200,531       136,921     132,779     1,000,000      128,770     124,627       1,000,000
      9            231,558       157,747     155,676     1,000,000      147,137     145,066       1,000,000
     10            264,136       179,439     179,439     1,000,000      165,838     165,838       1,000,000

     11            298,343       207,447     207,447     1,000,000      189,749     189,749       1,000,000
     12            334,260       236,749     236,749     1,000,000      214,141     214,141       1,000,000
     13            371,973       267,401     267,401     1,000,000      238,968     238,968       1,000,000
     14            411,571       299,452     299,452     1,000,000      264,182     264,182       1,000,000
     15            453,150       332,964     332,964     1,000,000      289,709     289,709       1,000,000

     16            496,807       367,995     367,995     1,000,000      315,442     315,442       1,000,000
     17            542,648       404,603     404,603     1,000,000      341,234     341,234       1,000,000
     18            590,780       442,851     442,851     1,000,000      366,888     366,888       1,000,000
     19            641,319       482,804     482,804     1,000,000      392,181     392,181       1,000,000
     20            694,385       524,530     524,530     1,000,000      416,893     416,893       1,000,000

     25          1,002,269       762,788     762,788     1,000,000      525,168     525,168       1,000,000
     30          1,395,216     1,063,878   1,063,878     1,117,072      580,326     580,326       1,000,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             21,000         15,154        656       1,000,000        15,154        656       1,000,000
      2             43,050         32,320     17,822       1,000,000        31,768     17,270       1,000,000
      3             66,203         51,273     36,776       1,000,000        49,975     35,477       1,000,000
      4             90,513         72,194     59,767       1,000,000        69,915     57,488       1,000,000
      5            116,038         95,280     84,925       1,000,000        91,744     81,388       1,000,000

      6            142,840        121,016    112,732       1,000,000       115,879    107,595       1,000,000
      7            170,982        149,410    143,197       1,000,000       142,269    136,056       1,000,000
      8            200,531        180,731    176,589       1,000,000       171,099    166,957       1,000,000
      9            231,558        215,276    213,205       1,000,000       202,566    200,495       1,000,000
     10            264,136        253,371    253,371       1,000,000       236,890    236,890       1,000,000

     11            298,343        301,162    301,162       1,000,000       279,547    279,547       1,000,000
     12            334,260        354,052    354,052       1,000,000       326,253    326,253       1,000,000
     13            371,973        412,589    412,589       1,000,000       377,449    377,449       1,000,000
     14            411,571        477,374    477,374       1,000,000       433,650    433,650       1,000,000
     15            453,150        549,085    549,085       1,000,000       495,448    495,448       1,000,000

     16            496,807        628,475    628,475       1,000,000       563,535    563,535       1,000,000
     17            542,648        716,382    716,382       1,000,000       638,742    638,742       1,000,000
     18            590,780        813,755    813,755       1,000,000       722,089    722,089       1,000,000
     19            641,319        921,660    921,660       1,004,610       814,887    814,887       1,000,000
     20            694,385      1,041,210   1,041,210      1,114,095       918,854    918,854       1,000,000

     25          1,002,269      1,860,375   1,860,375      1,953,394     1,632,958   1,632,958      1,714,606
     30          1,395,216      3,215,673   3,215,673      3,376,457     2,777,124   2,777,124      2,915,980

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             10,500         6,407          --       1,000,000        6,407          --       1,000,000
      2             21,525        12,905       5,229       1,000,000       12,602       4,926       1,000,000
      3             33,101        19,300      11,624       1,000,000       18,565      10,889       1,000,000
      4             45,256        25,586      19,006       1,000,000       24,269      17,689       1,000,000
      5             58,019        31,757      26,274       1,000,000       29,685      24,202       1,000,000

      6             71,420        38,055      33,669       1,000,000       35,012      30,626       1,000,000
      7             85,491        44,224      40,934       1,000,000       39,959      36,669       1,000,000
      8            100,266        50,252      48,058       1,000,000       44,455      42,262       1,000,000
      9            115,779        56,127      55,031       1,000,000       48,415      47,319       1,000,000
     10            132,068        61,832      61,832       1,000,000       51,738      51,738       1,000,000

     11            149,171        70,091      70,091       1,000,000       56,683      56,683       1,000,000
     12            167,130        78,199      78,199       1,000,000       60,748      60,748       1,000,000
     13            185,986        86,145      86,145       1,000,000       63,814      63,814       1,000,000
     14            205,786        93,910      93,910       1,000,000       65,742      65,742       1,000,000
     15            226,575       101,481     101,481       1,000,000       66,347      66,347       1,000,000

     16            248,404       108,835     108,835       1,000,000       65,378      65,378       1,000,000
     17            271,324       115,938     115,938       1,000,000       62,499      62,499       1,000,000
     18            295,390       122,755     122,755       1,000,000       57,258      57,258       1,000,000
     19            320,660       129,240     129,240       1,000,000       49,108      49,108       1,000,000
     20            347,193       135,331     135,331       1,000,000       37,423      37,423       1,000,000

     25            501,135       156,368     156,368       1,000,000           --          --         500,000
     30            697,608       138,494     138,494       1,000,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1             10,500        6,870           --     1,000,000        6,870          --       1,000,000
      2             21,525       14,244        6,568     1,000,000       13,926       6,250       1,000,000
      3             33,101       21,941       14,265     1,000,000       21,153      13,477       1,000,000
      4             45,256       29,969       23,390     1,000,000       28,530      21,950       1,000,000
      5             58,019       38,334       32,851     1,000,000       36,029      30,546       1,000,000

      6             71,420       47,301       42,914     1,000,000       43,858      39,472       1,000,000
      7             85,491       56,632       53,342     1,000,000       51,734      48,444       1,000,000
      8            100,266       66,332       64,139     1,000,000       59,583      57,389       1,000,000
      9            115,779       76,404       75,308     1,000,000       67,314      66,217       1,000,000
     10            132,068       86,846       86,846     1,000,000       74,817      74,817       1,000,000

     11            149,171      100,547      100,547     1,000,000       84,453      84,453       1,000,000
     12            167,130      114,850      114,850     1,000,000       93,744      93,744       1,000,000
     13            185,986      129,774      129,774     1,000,000      102,552     102,552       1,000,000
     14            205,786      145,327      145,327     1,000,000      110,724     110,724       1,000,000
     15            226,575      161,528      161,528     1,000,000      118,051     118,051       1,000,000

     16            248,404      178,386      178,386     1,000,000      124,257     124,257       1,000,000
     17            271,324      195,901      195,901     1,000,000      128,972     128,972       1,000,000
     18            295,390      214,075      214,075     1,000,000      131,708     131,708       1,000,000
     19            320,660      232,900      232,900     1,000,000      131,867     131,867       1,000,000
     20            347,193      252,357      252,357     1,000,000      128,752     128,752       1,000,000

     25            501,135      357,579      357,579     1,000,000       31,014      31,014       1,000,000
     30            697,608      463,533      463,533     1,000,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             10,500          7,334         --       1,000,000        7,334          --       1,000,000
      2             21,525         15,641      7,965       1,000,000       15,308       7,632       1,000,000
      3             33,101         24,808     17,132       1,000,000       23,966      16,290       1,000,000
      4             45,256         34,918     28,338       1,000,000       33,348      26,768       1,000,000
      5             58,019         46,060     40,577       1,000,000       43,498      38,015       1,000,000

      6             71,420         58,599     54,213       1,000,000       54,707      50,321       1,000,000
      7             85,491         72,411     69,121       1,000,000       66,781      63,491       1,000,000
      8            100,266         87,617     85,424       1,000,000       79,738      77,545       1,000,000
      9            115,779        104,349    103,253       1,000,000       93,587      92,490       1,000,000
     10            132,068        122,750    122,750       1,000,000      108,326     108,326       1,000,000

     11            149,171        146,052    146,052       1,000,000      126,568     126,568       1,000,000
     12            167,130        171,807    171,807       1,000,000      146,008     146,008       1,000,000
     13            185,986        200,274    200,274       1,000,000      166,687     166,687       1,000,000
     14            205,786        231,725    231,725       1,000,000      188,646     188,646       1,000,000
     15            226,575        266,475    266,475       1,000,000      211,906     211,906       1,000,000

     16            248,404        304,867    304,867       1,000,000      236,460     236,460       1,000,000
     17            271,324        347,274    347,274       1,000,000      262,256     262,256       1,000,000
     18            295,390        394,117    394,117       1,000,000      289,195     289,195       1,000,000
     19            320,660        445,865    445,865       1,000,000      317,153     317,153       1,000,000
     20            347,193        503,039    503,039       1,000,000      346,026     346,026       1,000,000

     25            501,135        894,311    894,311       1,000,000      504,110     504,110       1,000,000
     30            697,608      1,547,706   1,547,706      1,625,092      702,845     702,845       1,000,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Hartford Life and Annuity Insurance Company                                 SA-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account Variable Life Two and to the
Owners of Units of Interest therein:

    We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Variable Life Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Fidelity VIP Equity-Income Fund, Fidelity VIP Overseas Fund, Fidelity VIP II Asset Manager Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, and MidCap Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1999

SA-2                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                BOND            STOCK
                                FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 2,132,205
      Cost $2,318,402
    Market Value.........    $  2,304,199         --
  Hartford Stock HLS
   Fund, Inc. - Class IA
    Shares 791,346
    Cost $4,632,387
    Market Value.........        --           $  5,192,546
  Hartford Money Market
   HLS Fund, Inc. - Class
   IA
    Shares 12,981,615
    Cost $12,981,615
    Market Value.........        --               --
  Hartford Advisers HLS
   Fund, Inc. - Class IA
    Shares 1,091,175
    Cost $3,029,766
    Market Value.........        --               --
  Hartford Capital
   Appreciation HLS Fund,
   Inc. - Class IA
    Shares 729,577
    Cost $3,165,354
    Market Value.........        --               --
  Hartford Mortgage
   Securities HLS Fund,
   Inc. - Class IA
    Shares 40,097
    Cost $44,447
    Market Value.........        --               --
  Hartford Index HLS
   Fund, Inc. - Class IA
    Shares 2,920,622
    Cost $8,806,337
    Market Value.........        --               --
  Hartford International
   Opportunities HLS
   Fund, Inc. - Class IA
    Shares 1,085,187
    Cost $1,406,135
    Market Value.........        --               --
Due from Hartford Life
 and Annuity Insurance
 Company.................              37           26,077
Receivable from fund
 shares sold.............        --               --
                           --------------   --------------
Total Assets.............       2,304,236        5,218,623
                           --------------   --------------
LIABILITIES:
Due to Hartford Life and
 Annuity Insurance
 Company.................        --               --
Payable for fund shares
 purchased...............              44           26,052
                           --------------   --------------
Total Liabilities........              44           26,052
                           --------------   --------------
Net Assets (variable life
 contract liabilities)...    $  2,304,192     $  5,192,571
                           --------------   --------------
                           --------------   --------------
Units Owned by
 Participants............       1,551,309        1,654,836
Unit Values..............    $   1.485321     $   3.137815

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-3
--------------------------------------------------------------------------------

                                                                  CAPITAL          MORTGAGE                        INTERNATIONAL
                            MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES
                                FUND              FUND             FUND              FUND             FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 2,132,205
      Cost $2,318,402
    Market Value.........        --                --               --                --               --              --
  Hartford Stock HLS
   Fund, Inc. - Class IA
    Shares 791,346
    Cost $4,632,387
    Market Value.........        --                --               --                --               --              --
  Hartford Money Market
   HLS Fund, Inc. - Class
   IA
    Shares 12,981,615
    Cost $12,981,615
    Market Value.........    $  12,981,615         --               --                --               --              --
  Hartford Advisers HLS
   Fund, Inc. - Class IA
    Shares 1,091,175
    Cost $3,029,766
    Market Value.........        --            $  3,257,433         --                --               --              --
  Hartford Capital
   Appreciation HLS Fund,
   Inc. - Class IA
    Shares 729,577
    Cost $3,165,354
    Market Value.........        --                --            $  3,472,117         --               --              --
  Hartford Mortgage
   Securities HLS Fund,
   Inc. - Class IA
    Shares 40,097
    Cost $44,447
    Market Value.........        --                --               --             $    43,487         --              --
  Hartford Index HLS
   Fund, Inc. - Class IA
    Shares 2,920,622
    Cost $8,806,337
    Market Value.........        --                --               --                --           $ 10,427,941        --
  Hartford International
   Opportunities HLS
   Fund, Inc. - Class IA
    Shares 1,085,187
    Cost $1,406,135
    Market Value.........        --                --               --                --               --            $1,470,274
Due from Hartford Life
 and Annuity Insurance
 Company.................          118,848               20            17,159         --                 14,175          12,605
Receivable from fund
 shares sold.............        --                --               --                --               --              --
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
Total Assets.............       13,100,463        3,257,453         3,489,276           43,487       10,442,116       1,482,879
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
LIABILITIES:
Due to Hartford Life and
 Annuity Insurance
 Company.................        --                --               --                --               --              --
Payable for fund shares
 purchased...............          118,713               45            17,190         --                 14,242          12,641
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
Total Liabilities........          118,713               45            17,190         --                 14,242          12,641
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
Net Assets (variable life
 contract liabilities)...    $  12,981,750     $  3,257,408      $  3,472,086      $    43,487     $ 10,427,874      $1,470,238
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
Units Owned by
 Participants............        9,956,078        1,342,105         1,407,660           30,198        3,505,476         865,269
Unit Values..............    $    1.303902     $   2.427089      $   2.466566      $  1.440067     $   2.974738      $ 1.699168

SA-4                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1998

                              DIVIDEND        FIDELITY VIP
                             AND GROWTH      EQUITY-INCOME
                                FUND           PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------   ----------------
ASSETS:
  Investments:
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 1,055,565
      Cost $2,159,136
      Market Value.......    $  2,280,532        --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 53,993
      Cost $1,298,173
      Market Value.......        --            $1,372,514
    Fidelity VIP Overseas
     Portfolio
      Shares 47,654
      Cost $911,449
      Market Value.......        --              --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 21,404
      Cost $371,018
      Market Value.......        --              --
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 36,103
      Cost $38,125
      Market Value.......        --              --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 69,593
      Cost $75,997
      Market Value.......        --              --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 64,192
      Cost $72,344
      Market Value.......        --              --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 61,941
      Cost $80,971
      Market Value.......        --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          12,768        --
  Receivable from fund
   shares sold...........        --              --
                           --------------   ----------------
  Total Assets...........       2,293,300       1,372,514
                           --------------   ----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                    18
  Payable for fund shares
   purchased.............          12,795        --
                           --------------   ----------------
  Total Liabilities......          12,795              18
                           --------------   ----------------
  Net Assets (variable
   life contract
   liabilities)..........    $  2,280,505      $1,372,496
                           --------------   ----------------
                           --------------   ----------------
  Units Owned by
   Participants..........         980,098         700,553
  Unit Values............    $   2.326815      $ 1.959216

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-5
--------------------------------------------------------------------------------

                            FIDELITY VIP    FIDELITY VIP II                            INTERNATIONAL
                              OVERSEAS       ASSET MANAGER      GROWTH AND INCOME         ADVISERS        SMALL COMPANY
                             PORTFOLIO         PORTFOLIO               FUND                 FUND               FUND
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                           --------------   ----------------   --------------------   ----------------   ----------------
ASSETS:
  Investments:
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 1,055,565
      Cost $2,159,136
      Market Value.......        --              --                  --                    --                 --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 53,993
      Cost $1,298,173
      Market Value.......        --              --                  --                    --                 --
    Fidelity VIP Overseas
     Portfolio
      Shares 47,654
      Cost $911,449
      Market Value.......     $   955,461        --                  --                    --                 --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 21,404
      Cost $371,018
      Market Value.......        --             $ 388,704            --                    --                 --
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 36,103
      Cost $38,125
      Market Value.......        --              --                  $  42,817             --                 --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 69,593
      Cost $75,997
      Market Value.......        --              --                  --                   $  80,358           --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 64,192
      Cost $72,344
      Market Value.......        --              --                  --                    --                $  84,806
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 61,941
      Cost $80,971
      Market Value.......        --              --                  --                    --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           2,473               2                6,368             --                        1
  Receivable from fund
   shares sold...........        --              --                  --                    --                 --
                           --------------   ----------------        ----------        ----------------   ----------------
  Total Assets...........         957,934         388,706               49,185               80,358             84,807
                           --------------   ----------------        ----------        ----------------   ----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --              --                  --                    --                 --
  Payable for fund shares
   purchased.............           2,474        --                      6,367             --                 --
                           --------------   ----------------        ----------        ----------------   ----------------
  Total Liabilities......           2,474        --                      6,367             --                 --
                           --------------   ----------------        ----------        ----------------   ----------------
  Net Assets (variable
   life contract
   liabilities)..........     $   955,460       $ 388,706            $  42,818            $  80,358          $  84,807
                           --------------   ----------------        ----------        ----------------   ----------------
                           --------------   ----------------        ----------        ----------------   ----------------
  Units Owned by
   Participants..........         624,827         221,943               37,201               79,762             78,789
  Unit Values............     $  1.529160       $1.751379            $1.150984            $1.007480          $1.076363


                               MIDCAP
                                FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 1,055,565
      Cost $2,159,136
      Market Value.......        --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 53,993
      Cost $1,298,173
      Market Value.......        --
    Fidelity VIP Overseas
     Portfolio
      Shares 47,654
      Cost $911,449
      Market Value.......        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 21,404
      Cost $371,018
      Market Value.......        --
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 36,103
      Cost $38,125
      Market Value.......        --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 69,593
      Cost $75,997
      Market Value.......        --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 64,192
      Cost $72,344
      Market Value.......        --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 61,941
      Cost $80,971
      Market Value.......     $    89,149
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........        --
                           --------------
  Total Assets...........          89,149
                           --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............        --
                           --------------
  Total Liabilities......        --
                           --------------
  Net Assets (variable
   life contract
   liabilities)..........     $    89,149
                           --------------
                           --------------
  Units Owned by
   Participants..........          80,771
  Unit Values............     $  1.103726

SA-6                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                    CAPITAL          MORTGAGE
                                BOND            STOCK         MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES
                                FUND             FUND             FUND              FUND             FUND              FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------   ---------------   --------------   ---------------   --------------
INVESTMENT INCOME:
  Dividends..............     $106,052         $ 38,074          $178,529         $ 63,199          $ 17,887          $2,575
                           --------------   --------------   ---------------   --------------   ---------------       ------
CAPITAL GAINS INCOME.....      --                18,418           --                11,531            30,576          --
                           --------------   --------------   ---------------   --------------   ---------------       ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          746           (2,645)          --                 1,768            (3,241)           (114)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (16,930)         557,352           --               224,740           308,545             147
                           --------------   --------------   ---------------   --------------   ---------------       ------
    Net gain (loss) on
     investments.........      (16,184)         554,707           --               226,508           305,304              33
                           --------------   --------------   ---------------   --------------   ---------------       ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 89,868         $611,199          $178,529         $301,238          $353,767          $2,608
                           --------------   --------------   ---------------   --------------   ---------------       ------
                           --------------   --------------   ---------------   --------------   ---------------       ------


                               INDEX
                                FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............    $   79,420
                           --------------
CAPITAL GAINS INCOME.....        12,992
                           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        14,698
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,617,496
                           --------------
    Net gain (loss) on
     investments.........     1,632,194
                           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,724,606
                           --------------
                           --------------

*From inception, August 3, 1998, to December 31, 1998

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-7
--------------------------------------------------------------------------------

                            INTERNATIONAL        DIVIDEND        FIDELITY VIP      FIDELITY VIP    FIDELITY VIP II
                            OPPORTUNITIES       AND GROWTH      EQUITY-INCOME        OVERSEAS       ASSET MANAGER
                                 FUND              FUND           PORTFOLIO         PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------   --------------   ----------------   --------------   ----------------
INVESTMENT INCOME:
  Dividends..............      $ 18,410          $ 33,160           $ 1,864           $   540           $ 5,839
                               --------       --------------        -------           -------           -------
CAPITAL GAINS INCOME.....        17,744             8,141             6,635             1,592            17,517
                               --------       --------------        -------           -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            77                63            (1,856)               89               (16)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        73,152           117,405            70,207            44,647            15,814
                               --------       --------------        -------           -------           -------
    Net gain (loss) on
     investments.........        73,229           117,468            68,351            44,736            15,798
                               --------       --------------        -------           -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $109,383          $158,769           $76,850           $46,868           $39,154
                               --------       --------------        -------           -------           -------
                               --------       --------------        -------           -------           -------

                               GROWTH                                SMALL
                             AND INCOME       INTERNATIONAL         COMPANY           MIDCAP
                                FUND          ADVISERS FUND          FUND              FUND
                            SUB-ACCOUNT*       SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           ---------------   ----------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends..............       $  138           --                 --                --
                                ------            ------            -------            ------
CAPITAL GAINS INCOME.....      --                --                 --                --
                                ------            ------            -------            ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           21               308               (148)               19
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        4,692             4,361             12,462             8,178
                                ------            ------            -------            ------
    Net gain (loss) on
     investments.........        4,713             4,669             12,314             8,197
                                ------            ------            -------            ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $4,851            $4,669            $12,314            $8,197
                                ------            ------            -------            ------
                                ------            ------            -------            ------

*From inception, August 3, 1998, to December 31, 1998

SA-8                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                BOND            STOCK
                                FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
OPERATIONS:
  Net investment
   income................    $    106,052     $     38,074
  Capital gains income...        --                 18,418
  Net realized gain
   (loss) on security
   transactions..........             746           (2,645)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (16,930)         557,352
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          89,868          611,199
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............         219,212          486,207
  Net transfers..........       1,873,633        4,031,316
  Surrenders for benefit
   payments and fees.....         (22,489)         (93,425)
  Net loan activity......         (63,707)             (57)
  Cost of insurance......         (39,274)         (74,817)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,967,375        4,349,224
                           --------------   --------------
  Net increase (decrease)
   in net assets.........       2,057,243        4,960,423
NET ASSETS:
  Beginning of period....    $    246,949     $    232,148
                           --------------   --------------
  End of period..........    $  2,304,192     $  5,192,571
                           --------------   --------------
                           --------------   --------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                BOND            STOCK
                                FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
OPERATIONS:
  Net investment
   income................    $     10,020     $      1,517
  Capital gains income...        --                    113
  Net realized gain
   (loss) on security
   transactions..........             281              287
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           3,212            2,743
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          13,513            4,660
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............          16,326            9,295
  Net transfers..........         161,664          224,575
  Surrenders for benefit
   payments and fees.....          (4,558)          (6,421)
  Cost of insurance......          (4,584)          (1,028)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         168,848          226,421
                           --------------   --------------
  Net increase (decrease)
   in net assets.........         182,361          231,081
NET ASSETS:
  Beginning of period....    $     64,588     $      1,067
                           --------------   --------------
  End of period..........    $    246,949     $    232,148
                           --------------   --------------
                           --------------   --------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-9
--------------------------------------------------------------------------------

                                                                  CAPITAL          MORTGAGE                        INTERNATIONAL
                            MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES
                                FUND              FUND             FUND              FUND             FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
OPERATIONS:
  Net investment
   income................    $     178,529     $     63,199      $     17,887      $  2,575        $     79,420      $   18,410
  Capital gains income...        --                  11,531            30,576       --                   12,992          17,744
  Net realized gain
   (loss) on security
   transactions..........        --                   1,768            (3,241)         (114)             14,698              77
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 224,740           308,545           147           1,617,496          73,152
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          178,529          301,238           353,767         2,608           1,724,606         109,383
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............       44,552,053          332,157           483,397         7,687             443,474         286,640
  Net transfers..........      (32,394,672)       2,418,661         2,506,371       (37,994)          8,055,206       1,011,184
  Surrenders for benefit
   payments and fees.....         (423,409)         (40,763)          (79,406)       (1,565)           (110,057)        (27,008)
  Net loan activity......           (6,910)         (23,103)        --              --                 --               (17,916)
  Cost of insurance......         (362,173)         (28,973)          (51,821)       (4,367)            (60,585)        (39,292)
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       11,364,889        2,657,979         2,858,541       (36,239)          8,328,038       1,213,608
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets.........       11,543,418        2,959,217         3,212,308       (33,631)         10,052,644       1,322,991
NET ASSETS:
  Beginning of period....    $   1,438,332     $    298,191      $    259,778      $ 77,118        $    375,230      $  147,247
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  End of period..........    $  12,981,750     $  3,257,408      $  3,472,086      $ 43,487        $ 10,427,874      $1,470,238
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
                           ---------------   --------------   ---------------   --------------   --------------   ----------------

                                                                  CAPITAL          MORTGAGE                        INTERNATIONAL
                            MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES
                                FUND              FUND             FUND              FUND             FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
OPERATIONS:
  Net investment
   income................    $      22,397     $      4,523      $        817      $  2,894        $      3,998      $    1,213
  Capital gains income...        --                   1,075               385       --                      574           2,408
  Net realized gain
   (loss) on security
   transactions..........        --                      (3)            2,118            25                 911           1,535
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                   3,056            (1,824)       (1,118)              4,041          (9,304)
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           22,397            8,651             1,496         1,801               9,524          (4,148)
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............        4,374,149           16,165            16,079         1,604              28,684          16,294
  Net transfers..........       (2,888,312)         256,828           253,669        76,343             352,567         125,494
  Surrenders for benefit
   payments and fees.....          (61,718)          (2,671)           (7,630)         (883)             (9,226)         (6,183)
  Cost of insurance......          (55,698)            (811)           (4,880)       (2,772)             (7,390)         (4,631)
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,368,421          269,511           257,238        74,292             364,635         130,974
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets.........        1,390,818          278,162           258,734        76,093             374,159         126,826
NET ASSETS:
  Beginning of period....    $      47,514     $     20,029      $      1,044      $  1,025        $      1,071      $   20,421
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  End of period..........    $   1,438,332     $    298,191      $    259,778      $ 77,118        $    375,230      $  147,247
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
                           ---------------   --------------   ---------------   --------------   --------------   ----------------

SA-10                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                              DIVIDEND        FIDELITY VIP
                             AND GROWTH      EQUITY-INCOME
                                FUND           PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------   ----------------
OPERATIONS:
  Net investment
   income................    $     33,160      $    1,864
  Capital gains income...           8,141           6,635
  Net realized gain
   (loss) on security
   transactions..........              63          (1,856)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         117,405          70,207
                           --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         158,769          76,850
                           --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............         250,584         213,483
  Net transfers..........       1,838,934       1,066,683
  Surrenders for benefit
   payments and fees.....         (49,049)        (28,144)
  Net loan activity......        --              --
  Cost of insurance......         (41,259)        (15,372)
                           --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,999,210       1,236,650
                           --------------   ----------------
  Net increase (decrease)
   in net assets.........       2,157,979       1,313,500
NET ASSETS:
  Beginning of period....    $    122,526      $   58,996
                           --------------   ----------------
  End of period..........    $  2,280,505      $1,372,496
                           --------------   ----------------
                           --------------   ----------------

  *  From inception, August 3, 1998, to December 31, 1998

 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                   DIVIDEND        FIDELITY VIP
                                  AND GROWTH      EQUITY-INCOME
                                     FUND           PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT
                                --------------   ----------------
OPERATIONS:
  Net investment income.......    $      1,121      $       18
  Capital gains income........              30              91
  Net realized gain (loss) on
   security transactions......              12             782
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................           3,930           4,077
                                --------------   ----------------
  Net increase (decrease) in
   net assets resulting from
   operations.................           5,093           4,968
                                --------------   ----------------
UNIT TRANSACTIONS:
  Purchases...................          11,377           2,252
  Net transfers...............         109,235          54,175
  Surrenders for benefit
   payments and fees..........          (2,933)         (2,747)
  Cost of insurance...........          (1,314)           (708)
                                --------------   ----------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........         116,365          52,972
                                --------------   ----------------
  Net increase (decrease) in
   net assets.................         121,458          57,940
NET ASSETS:
  Beginning of period.........    $      1,068      $    1,056
                                --------------   ----------------
  End of period...............    $    122,526      $   58,996
                                --------------   ----------------
                                --------------   ----------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-11
--------------------------------------------------------------------------------

                            FIDELITY VIP    FIDELITY VIP II        GROWTH         INTERNATIONAL         SMALL
                              OVERSEAS       ASSET MANAGER       AND INCOME         ADVISERS           COMPANY           MIDCAP
                             PORTFOLIO         PORTFOLIO            FUND              FUND              FUND              FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           --------------   ----------------   ---------------   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment
   income................     $    540          $  5,839           $   138           $--               $--               $--
  Capital gains income...        1,592            17,517           --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........           89               (16)               21               308              (148)               19
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       44,647            15,814             4,692             4,361            12,462             8,178
                           --------------       --------           -------           -------           -------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       46,868            39,154             4,851             4,669            12,314             8,197
                           --------------       --------           -------           -------           -------           -------
UNIT TRANSACTIONS:
  Purchases..............      152,670            54,314             1,000             1,000            10,618             1,000
  Net transfers..........      770,437           134,602            37,221            75,134            62,509            80,559
  Surrenders for benefit
   payments and fees.....      (16,660)          (10,808)             (181)             (356)             (439)             (361)
  Net loan activity......      --                --                --                --                --                --
  Cost of insurance......      (19,327)           (5,833)              (73)              (89)             (195)             (246)
                           --------------       --------           -------           -------           -------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      887,120           172,275            37,967            75,689            72,493            80,952
                           --------------       --------           -------           -------           -------           -------
  Net increase (decrease)
   in net assets.........      933,988           211,429            42,818            80,358            84,807            89,149
NET ASSETS:
  Beginning of period....     $ 21,472          $177,277           --                --                --                --
                           --------------       --------           -------           -------           -------           -------
  End of period..........     $955,460          $388,706           $42,818           $80,358           $84,807           $89,149
                           --------------       --------           -------           -------           -------           -------
                           --------------       --------           -------           -------           -------           -------

                                 FIDELITY VIP    FIDELITY VIP II
                                   OVERSEAS       ASSET MANAGER
                                  PORTFOLIO         PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT
                                --------------   ----------------
OPERATIONS:
  Net investment income.......     $     38          $     37
  Capital gains income........          150                92
  Net realized gain (loss) on
   security transactions......           (6)          --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         (679)            1,822
                                --------------       --------
  Net increase (decrease) in
   net assets resulting from
   operations.................         (497)            1,951
                                --------------       --------
UNIT TRANSACTIONS:
  Purchases...................        1,594            10,283
  Net transfers...............       22,728           165,107
  Surrenders for benefit
   payments and fees..........       (1,120)             (735)
  Cost of insurance...........       (2,277)             (379)
                                --------------       --------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........       20,925           174,276
                                --------------       --------
  Net increase (decrease) in
   net assets.................       20,428           176,227
NET ASSETS:
  Beginning of period.........     $  1,044          $  1,050
                                --------------       --------
  End of period...............     $ 21,472          $177,277
                                --------------       --------
                                --------------       --------

OPERATIONS:
  Net investment income.......
  Capital gains income........
  Net realized gain (loss) on
   security transactions......
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................
  Net increase (decrease) in
   net assets resulting from
   operations.................
UNIT TRANSACTIONS:
  Purchases...................
  Net transfers...............
  Surrenders for benefit
   payments and fees..........
  Cost of insurance...........
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........
  Net increase (decrease) in
   net assets.................
NET ASSETS:
  Beginning of period.........
  End of period...............

SA-12                                Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

SA-1                                 Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999

SA-2                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1998

                              ASIA                     THE GEORGE
                             PACIFIC     DIVERSIFIED   PUTNAM FUND
                             GROWTH        INCOME       OF BOSTON
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   -----------
ASSETS
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares          1,029
    Cost        $   8,238
    Market Value.........     $8,569       $ --          $--
  Putnam VT Diversified
   Income Fund
    Shares         21,396
    Cost        $ 230,976
    Market Value.........     --            224,439       --
  Putnam VT The George
   Putnam Fund of Boston
    Shares          9,650
    Cost        $  97,179
    Market Value.........     --             --           99,197
  Putnam VT Global Asset
   Allocation Fund
    Shares         17,534
    Cost        $ 315,568
    Market Value.........     --             --           --
  Putnam VT Global Growth
   Fund
    Shares         95,116
    Cost       $1,708,011
    Market Value.........     --             --           --
  Putnam VT Growth and
   Income Fund
    Shares         97,389
    Cost       $2,636,312
    Market Value.........     --             --           --
  Putnam VT Health
   Sciences Fund
    Shares          4,102
    Cost        $  39,919
    Market Value.........     --             --           --
  Putnam VT High Yield
   Fund
    Shares         64,253
    Cost        $ 803,539
    Market Value.........     --             --           --
  Putnam VT International
   Growth Fund
    Shares          1,526
    Cost        $  18,730
    Market Value.........     --             --           --
  Putnam VT International
   Growth and Income Fund
    Shares          1,786
    Cost        $  21,063
    Market Value.........     --             --           --
  Due from Hartford Life
   Insurance Company.....     --                  0       --
  Receivable from fund
   shares sold...........     --             --           --
                           -----------   -----------   -----------
  Total Assets...........      8,569        224,439       99,197
                           -----------   -----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....     --             --           --
  Payable for fund shares
   purchased.............     --             --           --
                           -----------   -----------   -----------
  Total Liabilities......     --             --           --
                           -----------   -----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........     $8,569       $224,439      $99,197
                           -----------   -----------   -----------
                           -----------   -----------   -----------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-3
--------------------------------------------------------------------------------

                             GLOBAL
                              ASSET        GLOBAL
                           ALLOCATION      GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------
ASSETS
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares          1,029
    Cost        $   8,238
    Market Value.........    $ --        $   --
  Putnam VT Diversified
   Income Fund
    Shares         21,396
    Cost        $ 230,976
    Market Value.........      --            --
  Putnam VT The George
   Putnam Fund of Boston
    Shares          9,650
    Cost        $  97,179
    Market Value.........      --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares         17,534
    Cost        $ 315,568
    Market Value.........     332,260        --
  Putnam VT Global Growth
   Fund
    Shares         95,116
    Cost       $1,708,011
    Market Value.........      --         1,928,949
  Putnam VT Growth and
   Income Fund
    Shares         97,389
    Cost       $2,636,312
    Market Value.........      --            --
  Putnam VT Health
   Sciences Fund
    Shares          4,102
    Cost        $  39,919
    Market Value.........      --            --
  Putnam VT High Yield
   Fund
    Shares         64,253
    Cost        $ 803,539
    Market Value.........      --            --
  Putnam VT International
   Growth Fund
    Shares          1,526
    Cost        $  18,730
    Market Value.........      --            --
  Putnam VT International
   Growth and Income Fund
    Shares          1,786
    Cost        $  21,063
    Market Value.........      --            --
  Due from Hartford Life
   Insurance Company.....          13         4,736
  Receivable from fund
   shares sold...........      --            --
                           -----------   -----------
  Total Assets...........     332,273     1,933,685
                           -----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --            --
  Payable for fund shares
   purchased.............      --             4,853
                           -----------   -----------
  Total Liabilities......      --             4,853
                           -----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........    $332,273    $1,928,832
                           -----------   -----------
                           -----------   -----------

                                                                                   INTERNATIONAL
                             GROWTH        HEALTH                    INTERNATIONAL GROWTH AND
                           AND INCOME     SCIENCES     HIGH YIELD      GROWTH        INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   -----------   -----------   -----------
ASSETS
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares          1,029
    Cost        $   8,238
    Market Value.........  $   --          $--           $ --          $--           $--
  Putnam VT Diversified
   Income Fund
    Shares         21,396
    Cost        $ 230,976
    Market Value.........      --           --             --           --            --
  Putnam VT The George
   Putnam Fund of Boston
    Shares          9,650
    Cost        $  97,179
    Market Value.........      --           --             --           --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares         17,534
    Cost        $ 315,568
    Market Value.........      --           --             --           --            --
  Putnam VT Global Growth
   Fund
    Shares         95,116
    Cost       $1,708,011
    Market Value.........      --           --             --           --            --
  Putnam VT Growth and
   Income Fund
    Shares         97,389
    Cost       $2,636,312
    Market Value.........   2,801,893       --             --           --            --
  Putnam VT Health
   Sciences Fund
    Shares          4,102
    Cost        $  39,919
    Market Value.........      --           44,876         --           --            --
  Putnam VT High Yield
   Fund
    Shares         64,253
    Cost        $ 803,539
    Market Value.........      --           --            751,761       --            --
  Putnam VT International
   Growth Fund
    Shares          1,526
    Cost        $  18,730
    Market Value.........      --           --             --           20,639        --
  Putnam VT International
   Growth and Income Fund
    Shares          1,786
    Cost        $  21,063
    Market Value.........      --           --             --           --            21,859
  Due from Hartford Life
   Insurance Company.....       2,545       --                  4       --            --
  Receivable from fund
   shares sold...........      --           --             --           --            --
                           -----------   -----------   -----------   -----------   -----------
  Total Assets...........   2,804,438       44,876        751,765       20,639        21,859
                           -----------   -----------   -----------   -----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --           --             --                1        --
  Payable for fund shares
   purchased.............       2,584       --             --           --            --
                           -----------   -----------   -----------   -----------   -----------
  Total Liabilities......       2,584       --             --                1        --
                           -----------   -----------   -----------   -----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........  $2,801,854      $44,876       $751,765      $20,638       $21,859
                           -----------   -----------   -----------   -----------   -----------
                           -----------   -----------   -----------   -----------   -----------

SA-4                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
DECEMBER 31, 1998

                           INTERNATIONAL
                                NEW                         MONEY
                           OPPORTUNITIES    INVESTORS      MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
ASSETS
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares            319
    Cost        $   3,423
    Market Value.........      $3,662        $--           $ --
  Putnam VT Investors
   Fund
    Shares          8,158
    Cost        $  85,802
    Market Value.........      --             95,043         --
  Putnam VT Money Market
   Fund
    Shares        141,680
    Cost        $ 141,680
    Market Value.........      --             --            141,680
  Putnam VT New
   Opportunities Fund
    Shares         46,981
    Cost       $1,029,532
    Market Value.........      --             --             --
  Putnam VT New Value
   Fund
    Shares            793
    Cost        $   8,608
    Market Value.........      --             --             --
  Putnam VT OTC &
   Emerging Growth Fund
    Shares          2,721
    Cost        $  19,976
    Market Value.........          --             --             --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares         59,215
    Cost        $ 797,359
    Market Value.........      --             --             --
  Putnam VT Utilities
   Growth & Income Fund
    Shares         24,324
    Cost        $ 407,151
    Market Value.........      --             --             --
  Putnam VT Vista Fund
    Shares            506
    Cost        $   6,431
    Market Value.........      --             --             --
  Putnam VT Voyager Fund
    Shares         59,192
    Cost       $2,354,731
    Market Value.........      --             --             --
  Due from Hartford Life
   Insurance Company.....      --                  9         --
  Receivable from fund
   shares sold...........      --             --                  1
                               ------      -----------   -----------
  Total Assets...........       3,662         95,052        141,681
                               ------      -----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --             --                  1
                               ------      -----------   -----------
Payable for fund shares
   purchased.............      --             --             --
                               ------      -----------   -----------
  Total Liabilities......      --             --                  1
                               ------      -----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........      $3,662        $95,052       $141,680
                               ------      -----------   -----------
                               ------      -----------   -----------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-5
--------------------------------------------------------------------------------

                                NEW            NEW
                           OPPORTUNITIES      VALUE
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------
ASSETS
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares            319
    Cost        $   3,423
    Market Value.........    $  --            $--
  Putnam VT Investors
   Fund
    Shares          8,158
    Cost        $  85,802
    Market Value.........       --            --
  Putnam VT Money Market
   Fund
    Shares        141,680
    Cost        $ 141,680
    Market Value.........       --            --
  Putnam VT New
   Opportunities Fund
    Shares         46,981
    Cost       $1,029,532
    Market Value.........     1,224,320       --
  Putnam VT New Value
   Fund
    Shares            793
    Cost        $   8,608
    Market Value.........       --             9,542
  Putnam VT OTC &
   Emerging Growth Fund
    Shares          2,721
    Cost        $  19,976
    Market Value.........            --           --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares         59,215
    Cost        $ 797,359
    Market Value.........       --            --
  Putnam VT Utilities
   Growth & Income Fund
    Shares         24,324
    Cost        $ 407,151
    Market Value.........       --            --
  Putnam VT Vista Fund
    Shares            506
    Cost        $   6,431
    Market Value.........       --            --
  Putnam VT Voyager Fund
    Shares         59,192
    Cost       $2,354,731
    Market Value.........       --            --
  Due from Hartford Life
   Insurance Company.....        12,557       --
  Receivable from fund
   shares sold...........       --            --
                           -------------   -----------
  Total Assets...........     1,236,877        9,542
                           -------------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --            --
                           -------------   -----------
Payable for fund shares
  purchased..............        12,606       --
                           -------------   -----------
  Total Liabilities......        12,606       --
                           -------------   -----------
  Net Assets (variable
   life contract
   liabilities)..........    $1,224,271       $9,542
                           -------------   -----------
                           -------------   -----------

                              OTC &      U.S. GOVERNMENT    UTILITIES
                            EMERGING        AND HIGH         GROWTH
                             GROWTH       QUALITY BOND     AND INCOME       VISTA        VOYAGER
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   ---------------   -----------   -----------   -----------
ASSETS
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares            319
    Cost        $   3,423
    Market Value.........    $--             $--             $ --           $--        $   --
  Putnam VT Investors
   Fund
    Shares          8,158
    Cost        $  85,802
    Market Value.........     --              --               --           --             --
  Putnam VT Money Market
   Fund
    Shares        141,680
    Cost        $ 141,680
    Market Value.........     --              --               --           --             --
  Putnam VT New
   Opportunities Fund
    Shares         46,981
    Cost       $1,029,532
    Market Value.........     --              --               --           --             --
  Putnam VT New Value
   Fund
    Shares            793
    Cost        $   8,608
    Market Value.........     --              --               --           --             --
  Putnam VT OTC &
   Emerging Growth Fund
    Shares          2,721
    Cost        $  19,976
    Market Value.........     27,453               --              --           --             --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares         59,215
    Cost        $ 797,359
    Market Value.........     --              813,020          --           --             --
  Putnam VT Utilities
   Growth & Income Fund
    Shares         24,324
    Cost        $ 407,151
    Market Value.........     --              --              442,450       --             --
  Putnam VT Vista Fund
    Shares            506
    Cost        $   6,431
    Market Value.........     --              --               --            7,451         --
  Putnam VT Voyager Fund
    Shares         59,192
    Cost       $2,354,731
    Market Value.........     --              --               --           --          2,713,936
  Due from Hartford Life
   Insurance Company.....     --              --                    2       --             19,965
  Receivable from fund
   shares sold...........     --              --               --           --             --
                           -----------   ---------------   -----------   -----------   -----------
  Total Assets...........     27,453          813,020         442,452        7,451      2,733,901
                           -----------   ---------------   -----------   -----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....     --                    1          --           --             --
                           -----------   ---------------   -----------   -----------   -----------
Payable for fund shares
  purchased..............     --              --               --           --             19,835
                           -----------   ---------------   -----------   -----------   -----------
  Total Liabilities......     --                    1          --           --             19,835
                           -----------   ---------------   -----------   -----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........    $27,453         $813,019        $442,452       $7,451     $2,714,066
                           -----------   ---------------   -----------   -----------   -----------
                           -----------   ---------------   -----------   -----------   -----------

SA-6                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1998

                                                UNITS
                                               OWNED BY      UNIT      CONTRACT
                                               PARTICIPANTS   PRICE    LIABILITY
                                               --------   ----------  -----------
 Variable life contracts:
   Asia Pacific Growth Fund..................      801    $10.693257  $     8,569
   Diversified Income Fund...................   17,566     12.777025      224,439
   George Putnam Fund of Boston..............    9,356     10.602638       99,197
   Global Asset Allocation Fund..............   15,981     20.792218      332,273
   Global Growth Fund........................   81,814     23.575913    1,928,832
   Growth and Income Fund....................  109,800     25.517876    2,801,854
   Health Sciences Fund......................    3,991     11.242853       44,876
   High Yield Fund...........................   48,264     15.576256      751,765
   International Growth Fund.................    2,109      9.785387       20,638
   International Growth and Income Fund......    2,238      9.768076       21,859
   International New Opportunities Fund......      375      9.753782        3,662
   Investors Fund............................    8,498     11.185169       95,052
   Money Market Fund.........................  109,370      1.295432      141,680
   New Opportunities Fund....................   53,832     22.742256    1,224,271
   New Value Fund............................      899     10.611164        9,542
   OTC & Emerging Growth Fund................    2,548     10.773294       27,453
   U.S. Government and High Quality Bond
    Fund.....................................   55,286     14.705728      813,019
   Utilities Growth and Income Fund..........   20,450     21.636249      442,452
   Vista Fund................................      702     10.612377        7,451
   Voyager Fund..............................   94,119     28.836430    2,714,066
                                                                      -----------
   Grand Total...............................                         $11,712,950
                                                                      -----------
                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

                      This page intentionally left blank.

SA-8                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                              ASIA                     THE GEORGE
                             PACIFIC     DIVERSIFIED   PUTNAM FUND
                             GROWTH        INCOME       OF BOSTON
                           SUB-ACCOUNT*  SUB-ACCOUNT   SUB-ACCOUNT*
                           -----------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............     -$-          $ 3,629        $  778
                              -----      -----------   -----------
CAPITAL GAINS INCOME.....     --             1,541        --
                              -----      -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1             21             2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       331         (6,773)        2,018
                              -----      -----------   -----------
    Net gain (loss) on
     investments.........       332         (6,752)        2,020
                              -----      -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $332        $(1,582)       $2,798
                              -----      -----------   -----------
                              -----      -----------   -----------

* From inception, August 3, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-9
--------------------------------------------------------------------------------

                             GLOBAL
                              ASSET        GLOBAL
                           ALLOCATION      GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------
INVESTMENT INCOME:
  Dividends..............    $ 2,857       $ 10,284
                           -----------   -----------
CAPITAL GAINS INCOME.....     12,271         51,418
                           -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         16          2,284
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     15,297        222,508
                           -----------   -----------
    Net gain (loss) on
     investments.........     15,313        224,792
                           -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $30,441       $286,494
                           -----------   -----------
                           -----------   -----------

                                                                                   INTERNATIONAL
                             GROWTH        HEALTH                    INTERNATIONAL GROWTH AND
                           AND INCOME     SCIENCES     HIGH YIELD      GROWTH        INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT*
                           -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............    $  6,912       $   38       $ 10,447       $   66        $  206
                           -----------   -----------   -----------   -----------   -----------
CAPITAL GAINS INCOME.....      45,119       --              1,639       --               496
                           -----------   -----------   -----------   -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (64)          (1)         5,348           11             8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     157,616        4,957        (52,560)       1,909           796
                           -----------   -----------   -----------   -----------   -----------
    Net gain (loss) on
     investments.........     157,552        4,956        (47,212)       1,920           804
                           -----------   -----------   -----------   -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $209,583       $4,994       $(35,126)      $1,986        $1,506
                           -----------   -----------   -----------   -----------   -----------
                           -----------   -----------   -----------   -----------   -----------

SA-10                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL
                               NEW                          MONEY
                           OPPORTUNITIES   INVESTORS       MARKET
                           SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT
                           ------------   ------------   -----------
INVESTMENT INCOME:
  Dividends..............     -$-            $  112         $1,123
                              -----          ------      -----------
CAPITAL GAINS INCOME          --             --             --
                              -----          ------      -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         5              14             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       239           9,241             --
                              -----          ------      -----------
    Net gain (loss) on
     investments.........       244           9,255             --
                              -----          ------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $244          $9,367         $1,123
                              -----          ------      -----------
                              -----          ------      -----------

* From inception, August 3, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-11
--------------------------------------------------------------------------------

                                NEW            NEW
                           OPPORTUNITIES      VALUE
                            SUB-ACCOUNT    SUB-ACCOUNT*
                           -------------   ------------
INVESTMENT INCOME:
  Dividends..............     $--             $   98
                           -------------      ------
CAPITAL GAINS INCOME             4,296            19
                           -------------      ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (21,117)           15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      190,762           934
                           -------------      ------
    Net gain (loss) on
     investments.........      169,645           949
                           -------------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $173,941        $1,066
                           -------------      ------
                           -------------      ------

                              OTC &       U.S. GOVERNMENT    UTILITIES
                             EMERGING        AND HIGH         GROWTH
                              GROWTH       QUALITY BOND     AND INCOME       VISTA         VOYAGER
                           SUB-ACCOUNT*     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT
                           ------------   ---------------   -----------   ------------   -----------
INVESTMENT INCOME:
  Dividends..............     $   10          $10,911         $ 1,849        $--           $    896
                              ------          -------       -----------      ------      -----------
CAPITAL GAINS INCOME          --                  284           3,187        --              21,866
                              ------          -------       -----------      ------      -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         21           (1,150)             58            11          (5,975)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      7,477           12,055          31,421         1,020         350,909
                              ------          -------       -----------      ------      -----------
    Net gain (loss) on
     investments.........      7,498           10,905          31,479         1,031         344,934
                              ------          -------       -----------      ------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $7,508          $22,100         $36,515        $1,031        $367,696
                              ------          -------       -----------      ------      -----------
                              ------          -------       -----------      ------      -----------

SA-12                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                         THE GEORGE
                           ASIA PACIFIC   DIVERSIFIED   PUTNAM FUND
                              GROWTH        INCOME       OF BOSTON
                           SUB-ACCOUNT*   SUB-ACCOUNT   SUB-ACCOUNT*
                           ------------   -----------   ------------
OPERATIONS:
  Net investment
   income................     $--           $  3,629       $   778
  Capital gains income...     --               1,541        --
  Net realized gain
   (loss) on security
   transactions..........          1              21             2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        331          (6,773)        2,018
                              ------      -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        332          (1,582)        2,798
                              ------      -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      1,000          18,359         1,018
  Net transfers..........      7,366         130,020        95,712
  Surrenders.............       (106)         (3,807)           42
  Cost of insurance......        (23)         (3,546)         (373)
                              ------      -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,237         141,026        96,399
                              ------      -----------   ------------
  Total increase
   (decrease) in net
   assets................      8,569         139,444        99,197
NET ASSETS:
  Beginning of period....     --              84,995        --
                              ------      -----------   ------------
  End of period..........     $8,569        $224,439       $99,197
                              ------      -----------   ------------
                              ------      -----------   ------------

* From inception, August 3, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-13
--------------------------------------------------------------------------------

                             GLOBAL
                              ASSET        GLOBAL
                           ALLOCATION    GROWTH SUB-
                           SUB-ACCOUNT     ACCOUNT
                           -----------   -----------
OPERATIONS:
  Net investment
   income................    $  2,857    $    10,284
  Capital gains income...      12,271         51,418
  Net realized gain
   (loss) on security
   transactions..........          16          2,284
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      15,297        222,508
                           -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      30,441        286,494
                           -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      15,068        322,831
  Net transfers..........     264,595      1,095,109
  Surrenders.............     (10,473)       (47,555)
  Cost of insurance......      (6,166)       (30,391)
                           -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     263,024      1,339,994
                           -----------   -----------
  Total increase
   (decrease) in net
   assets................     293,465      1,626,488
NET ASSETS:
  Beginning of period....      38,808        302,344
                           -----------   -----------
  End of period..........    $332,273    $ 1,928,832
                           -----------   -----------
                           -----------   -----------

                                                                                    INTERNATIONAL
                             GROWTH         HEALTH                    INTERNATIONAL GROWTH AND
                           AND INCOME      SCIENCES     HIGH YIELD      GROWTH        INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT*
                           -----------   ------------   -----------   -----------   -----------
OPERATIONS:
  Net investment
   income................  $     6,912      $    38       $ 10,447      $    66       $   206
  Capital gains income...       45,119       --              1,639       --               496
  Net realized gain
   (loss) on security
   transactions..........          (64)          (1)         5,348           11             8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      157,616        4,957        (52,560)       1,909           796
                           -----------   ------------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      209,583        4,994        (35,126)       1,986         1,506
                           -----------   ------------   -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      341,341        1,000        295,001        1,018         5,809
  Net transfers..........    2,215,815       39,704        484,563       18,763        14,788
  Surrenders.............      (85,000)        (308)       (33,428)        (618)         (143)
  Cost of insurance......      (35,272)        (514)        (6,247)        (511)         (101)
                           -----------   ------------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,436,884       39,882        739,889       18,652        20,353
                           -----------   ------------   -----------   -----------   -----------
  Total increase
   (decrease) in net
   assets................    2,646,467       44,876        704,763       20,638        21,859
NET ASSETS:
  Beginning of period....      155,387       --             47,002       --            --
                           -----------   ------------   -----------   -----------   -----------
  End of period..........  $ 2,801,854      $44,876       $751,765      $20,638       $21,859
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------

SA-14                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL
                               NEW                          MONEY
                           OPPORTUNITIES   INVESTORS       MARKET
                           SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT
                           ------------   ------------   -----------
OPERATIONS:
  Net investment
   income................     $--            $   112       $  1,123
  Capital gains income...     --              --             --
  Net realized gain
   (loss) on security
   transactions..........          5              14         --
                              ------      ------------   -----------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        239           9,241         --
                              ------      ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        244           9,367          1,123
UNIT TRANSACTIONS:
  Purchases..............      1,000           7,115         49,306
  Net transfers..........      2,548          79,363         88,070
  Surrenders.............       (104)           (437)        (3,369)
  Cost of insurance......        (26)           (356)        (1,780)
                              ------      ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,418          85,685        132,227
                              ------      ------------   -----------
  Total increase
   (decrease) in net
   assets................      3,662          95,052        133,350
NET ASSETS:
  Beginning of period....     --              --              8,330
                              ------      ------------   -----------
  End of period..........     $3,662         $95,052       $141,680
                              ------      ------------   -----------
                              ------      ------------   -----------

* From inception, August 3, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-15
--------------------------------------------------------------------------------

                                NEW            NEW
                           OPPORTUNITIES      VALUE
                            SUB-ACCOUNT    SUB-ACCOUNT*
                           -------------   ------------
OPERATIONS:
  Net investment
   income................    $  --            $   98
  Capital gains income...         4,296           19
  Net realized gain
   (loss) on security
   transactions..........       (21,117)          15
                           -------------      ------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       190,762          934
                           -------------      ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       173,941        1,066
UNIT TRANSACTIONS:
  Purchases..............       258,118        1,525
  Net transfers..........       690,830        7,543
  Surrenders.............       (36,267)        (191)
  Cost of insurance......       (34,620)        (401)
                           -------------      ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       878,061        8,476
                           -------------      ------
  Total increase
   (decrease) in net
   assets................     1,052,002        9,542
NET ASSETS:
  Beginning of period....       172,269       --
                           -------------      ------
  End of period..........    $1,224,271       $9,542
                           -------------      ------
                           -------------      ------

                              OTC &       U.S. GOVERNMENT    UTILITIES
                             EMERGING        AND HIGH         GROWTH
                              GROWTH       QUALITY BOND     AND INCOME       VISTA         VOYAGER
                           SUB-ACCOUNT*     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT*   SUB- ACCOUNT
                           ------------   ---------------   -----------   ------------   -----------
OPERATIONS:
  Net investment
   income................     $    10         $ 10,911        $  1,849      $ --         $       896
  Capital gains income...      --                  284           3,187        --              21,866
  Net realized gain
   (loss) on security
   transactions..........          21           (1,150)             58            11          (5,975)
                           ------------   ---------------   -----------       ------     -----------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       7,477           12,055          31,421         1,020         350,909
                           ------------   ---------------   -----------       ------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       7,508           22,100          36,515         1,031         367,696
UNIT TRANSACTIONS:
  Purchases..............       3,676           11,794          12,990         1,000         364,335
  Net transfers..........      17,238          574,461         379,093         5,651       1,952,698
  Surrenders.............        (314)         (10,223)         (5,423)         (223)        (51,533)
  Cost of insurance......        (655)          (8,204)         (6,554)           (8)        (28,004)
                           ------------   ---------------   -----------       ------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      19,945          567,828         380,106         6,420       2,237,496
                           ------------   ---------------   -----------       ------     -----------
  Total increase
   (decrease) in net
   assets................      27,453          589,928         416,621         7,451       2,605,192
NET ASSETS:
  Beginning of period....      --              223,091          25,831        --             108,874
                           ------------   ---------------   -----------       ------     -----------
  End of period..........     $27,453         $813,019        $442,452      $  7,451     $ 2,714,066
                           ------------   ---------------   -----------       ------     -----------
                           ------------   ---------------   -----------       ------     -----------

SA-16                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                           GLOBAL
                           DIVERSIFIED      ASSET        GLOBAL
                             INCOME      ALLOCATION      GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   -----------
OPERATIONS:
  Net investment
   income................    $    57       $    88       $    420
  Capital gains income...          9           150            452
  Net realized gain
   (loss) on security
   transactions..........          3           109          1,118
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        207         1,348         (1,615)
                           -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        276         1,695            375
                           -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      4,114         3,230         13,967
  Net transfers..........     80,535        35,538        302,978
  Surrenders.............       (505)       (1,812)       (10,646)
  Cost of insurance......       (455)         (890)        (5,376)
                           -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions               83,689        36,066        300,923
                           -----------   -----------   -----------
  Total increase
   (decrease) in net
   assets................     83,965        37,761        301,298
NET ASSETS:
  Beginning of period....      1,030         1,047          1,046
                           -----------   -----------   -----------
  End of period..........    $84,995       $38,808       $302,344
                           -----------   -----------   -----------
                           -----------   -----------   -----------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-17
--------------------------------------------------------------------------------

                             GROWTH
                           AND INCOME    HIGH YIELD
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------
OPERATIONS:
  Net investment
   income................    $    622      $   154
  Capital gains income...       1,514           18
  Net realized gain
   (loss) on security
   transactions..........         314            5
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       7,951          757
                           -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      10,401          934
                           -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       7,475        1,594
  Net transfers..........     119,617       44,780
  Surrenders.............      (6,077)      (1,070)
  Cost of insurance......      (2,516)        (261)
                           -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions               118,499       45,043
                           -----------   -----------
  Total increase
   (decrease) in net
   assets................     128,900       45,977
NET ASSETS:
  Beginning of period....      26,487        1,025
                           -----------   -----------
  End of period..........    $155,387      $47,002
                           -----------   -----------
                           -----------   -----------

                                                         U.S. GOVERNMENT    UTILITIES
                              MONEY           NEW           AND HIGH         GROWTH
                             MARKET      OPPORTUNITIES    QUALITY BOND     AND INCOME      VOYAGER
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -------------   ---------------   -----------   -----------
OPERATIONS:
  Net investment
   income................     $  424        $--              $    756        $    40       $     16
  Capital gains income...     --             --               --                  54            355
  Net realized gain
   (loss) on security
   transactions..........     --              (1,905)             387             25          3,074
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --               4,088            3,578          3,805          8,319
                           -----------   -------------   ---------------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        424           2,183            4,721          3,924         11,764
                           -----------   -------------   ---------------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     --              13,204           10,535          1,604         10,861
  Net transfers..........     10,765         164,787          214,693         20,012         92,223
  Surrenders.............     (2,441)         (4,674)          (4,108)          (711)        (4,146)
  Cost of insurance......     (1,430)         (4,168)          (3,779)           (71)        (2,805)
                           -----------   -------------   ---------------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions                6,894         169,149          217,341         20,834         96,133
                           -----------   -------------   ---------------   -----------   -----------
  Total increase
   (decrease) in net
   assets................      7,318         171,332          222,062         24,758        107,897
NET ASSETS:
  Beginning of period....      1,012             937            1,029          1,073            977
                           -----------   -------------   ---------------   -----------   -----------
  End of period..........     $8,330        $172,269         $223,091        $25,831       $108,874
                           -----------   -------------   ---------------   -----------   -----------
                           -----------   -------------   ---------------   -----------   -----------

SA-18                                Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

    b) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

    c) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

    d) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-3
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-4                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-5
--------------------------------------------------------------------------------

                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-6                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                               DECEMBER 31, 1998
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-7
--------------------------------------------------------------------------------

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;
(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and
 write-downs.......................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and
 write-downs.......................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

    As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future

F-8                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

    Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-9
--------------------------------------------------------------------------------

of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.
MORTGAGE LOANS

    Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.
 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                      1998        1997       1996
                                   ----------  ----------  ---------
Interest income from bonds and
 short-term investments..........  $  123,370  $  100,475  $  89,940
Interest income from policy
 loans...........................       3,133       1,958      1,846
Interest and dividends from other
 investments.....................       4,482       1,005      7,864
                                   ----------  ----------  ---------
Gross investment income..........     130,985     103,438     99,650
Less: investment expenses........       1,003       1,153      1,209
                                   ----------  ----------  ---------
Net investment income............  $  129,982  $  102,285  $  98,441
                                   ----------  ----------  ---------
                                   ----------  ----------  ---------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital gains..  $   2,204  $     537  $     713
Gross unrealized capital
 losses.........................     (1,871)    (1,820)    (4,160)
                                  ---------  ---------  ---------
Net unrealized capital
 (losses)/gains.................        333     (1,283)    (3,447)
Balance, beginning of year......     (1,283)    (3,447)     1,724
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks.........................  $   1,616  $   2,164  $  (5,171)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                   1998       1997        1996
                                ----------  ---------  ----------
Gross unrealized capital
 gains........................  $   10,905  $  23,357  $   11,821
Gross unrealized capital
 losses.......................        (833)    (1,906)     (3,842)
                                ----------  ---------  ----------
Net unrealized capital
 gains........................      10,072     21,451       7,979
Balance, beginning of year....      21,451      7,979      20,877
                                ----------  ---------  ----------
Change in net unrealized
 capital gains on bonds and
 short-term investments.......  $  (11,379) $  13,472  $  (12,898)
                                ----------  ---------  ----------
                                ----------  ---------  ----------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

(F) CONCENTRATION OF CREDIT RISK

    The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

F-10                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................      75,615        --          --          75,615
States, municipalities and political subdivisions................      10,402       415          --          10,817
International governments........................................       7,466       568          --           8,034
Public utilities.................................................      94,475     1,330         (39)         95,766
All other corporate..............................................     607,679     8,473        (792)        615,360
All other corporate -- asset-backed..............................     505,900        --          --         505,900
Short-term investments...........................................     343,783        --          --         343,783
Certificates of deposit..........................................     130,216        84          --         130,300
Parents, subsidiaries and affiliates.............................     117,057        --          --         117,057
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................      55,506     1,056         (269)        56,293
States, municipalities and political subdivisions................      26,404       329           --         26,733
International governments........................................       7,609       500           --          8,109
Public utilities.................................................      73,024       754         (132)        73,646
All other corporate..............................................     517,715    14,110         (704)       531,121
All other corporate -- asset-backed..............................     630,069     5,005         (739)       634,335
Short-term investments...........................................     277,330        33           (8)       277,355
Certificates of deposit..........................................      93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................      86,100        --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

    The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $    788,845  $    792,826
Over one year through five years...       689,025       692,811
Over five years through ten
 years.............................       308,661       310,357
Over ten years.....................       111,044       111,653
                                     ------------  ------------
Total..............................  $  1,897,575  $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-11
--------------------------------------------------------------------------------

    Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
ASSETS
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

    The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

 3. AGGREGATE RESERVES FOR FUTURE BENEFITS

    The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

    A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $     24,954  $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $      1,574  $    (16,401) $     49,504
Surrenders.........................  $    739,663  $         --  $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $         --  $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $         85  $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $     51,630  $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $        839  $     (7,126) $     73,492
Surrenders.........................  $    454,417  $         --  $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $         --  $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $        157  $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $     33,817  $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $     35,138  $     (3,339) $     66,749
Surrenders.........................  $    270,165  $         --  $         --  $    270,165

    In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

F-12                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                          % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:        AMOUNT        TOTAL
---------------------------------------  -------------  ---------
With market value adjustment...........  $       4,563       0.0%
At book value less current surrender
 charge of 5% or more..................      1,378,056       4.1%
At market value........................     31,087,511      93.8%
                                         -------------  ---------
Total with adjustment or at market
 value.................................     32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................        665,159       2.0%
Not subject to discretionary
 withdrawal............................         19,739       0.1%
                                         -------------  ---------
Reinsurance ceded......................     33,155,028
    Total, net.........................  $  33,155,028
                                         -------------
                                         -------------

 4. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

 5. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

    The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

    The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                              1998       1997       1996
                                            ---------  ---------  ---------
Tax provision at U.S. Federal statutory
 rate.....................................  $      48  $      20  $      30
Tax deferred acquisition costs............         25         25         27
Statutory to tax reserve differences......          8          1         --
Unrealized gain on separate accounts......        (41)       (44)       (21)
Investments and other.....................         (4)       (17)       (17)
                                            ---------  ---------  ---------
Federal income tax (benefit) expense......  $      36  $     (15) $      19
                                            ---------  ---------  ---------
                                            ---------  ---------  ---------

 6.CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

 7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

    HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-13
--------------------------------------------------------------------------------

benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

    As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

    Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.